DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2014
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS [Abstract]
Schedule of Variable Interest Entity Information
	December 31,
	2013	2014
	US$	US$
Cash	186,698	243,292
Accounts receivable, net of allowance for doubtful accounts	530,826	-
Prepaid expenses and other current assets	96,980	25,166
Amounts due from related parties	5,783,142	4,394,839
Deferred income tax assets	484,699	-
Total current assets	7,082,345	4,663,297
Accounts receivable, net of allowance for doubtful accounts	64,325	-
Property and equipment, net	974,295	19,582
Other non-current assets	3,850	-
Total assets	8,124,815	4,682,879
Accounts payable	16,287	-
Income taxes payable	590,281	616,515
Accrued expenses and other current liabilities	421,531	103,231
Amounts due to related parties, including amounts due to WOFE for accrued service fees	4,445,366	3,486,740
Total current liabilities	5,473,465	4,206,486
Other non-current liabilities	20,541	43,664
Total liabilities	5,494,006	4,250,150
	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Net revenues	18,343,915	8,191,886	472,512
Net income (loss)	3,607,731	(1,917,256)	(2,285,932)
Net cash provided by (used in) operating activities	4,172,858	(1,538,619)	(610,826)
Net cash provided by (used in) investing activities	(933,382)	(470,805)	66,824
Net cash provided by (used in) financing activities	(3,253,753)	1,436,631	671,417

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2012	2013	2014
Java	71.3%	59.3%	36.7%
Digital Arts	0.4%	6.7%	29.1%
Total	71.7%	66.0%	65.8%

Net revenues [Member] | Geographic concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration
	Year Ended December 31,
	2012	2013	2014
Beijing	30.6%	36.1%	15.5%
Hangzhou	7.4%	5.3%	25.5%
Total	38.0%	41.4%	41.0%